Cover	6 Months Ended
Jun. 30, 2022
Cover [Abstract]
Entity Registrant Name	Autolus Therapeutics plc
Entity Central Index Key	0001730463
Document Type	6-K
Document Period End Date	Jun. 30, 2022
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	Q2
Current Fiscal Year End Date	--12-31